UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1100 Wilson Blvd.
         Ste. 3050
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Hancock
Title:     Chief Operating & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert Hancock     Arlington, VA     August 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Frank Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $17,596,536 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABRAXIS BIOSCIENCE INC         COM              00383E106   183226  7685667 SH       SOLE                  5276971        0  2408696
ADOBE SYS INC                  COM              00724F101      225     7405 SH       SOLE                     1500        0     5905
ALLERGAN INC                   COM              018490102   671309  6258711 SH       SOLE                  4354851        0  1903860
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105   396452 11919769 SH       SOLE                  8222724        0  3697045
APOLLO GROUP INC               CL A             037604105   764173 14789494 SH       SOLE                 10171859        0  4617635
APPLE COMPUTER INC             COM              037833100   421012  7351356 SH       SOLE                  5056626        0  2294730
BED BATH & BEYOND INC          COM              075896100   194639  5867912 SH       SOLE                  4338055        0  1529857
BP PLC                         SPONSORED ADR    055622104      383     5500 SH       SOLE                        0        0     5500
CELGENE CORP                   COM              151020104      228     4800 SH       SOLE                     4800        0        0
CHICAGO MERCANTILE HLDGS INC   CL A             167760107   947798  1929753 SH       SOLE                  1330886        0   598867
CISCO SYS INC                  COM              17275R102     5876   300875 SH       SOLE                   145825        0   155050
DELL INC                       COM              24702R101      345    14125 SH       SOLE                    14125        0        0
EBAY INC                       COM              278642103  1043692 35633056 SH       SOLE                 24466429        0 11166627
EXXON MOBIL CORP               COM              30231G102      205     3348 SH       SOLE                     3348        0        0
GENENTECH INC                  COM NEW          368710406  1229353 15028762 SH       SOLE                 10311413        0  4717349
GENERAL ELECTRIC CO            COM              369604103      972    29485 SH       SOLE                      600        0    28885
GENZYME CORP                   COM              372917104   830292 13600197 SH       SOLE                  9361731        0  4238466
GETTY IMAGES INC               COM              374276103      298     4700 SH       SOLE                     1000        0     3700
GOOGLE INC                     CL A             38259P508  1794214  4278763 SH       SOLE                  2930308        0  1348455
INTEL CORP                     COM              458140100      910    47900 SH       SOLE                     8600        0    39300
INTERCONTINENTALEXCHANGE INC   COM              45865V100   247720  4275454 SH       SOLE                  2931405        0  1344049
INTERNATIONAL GAME TECHNOLOG   COM              459902102      257     6785 SH       SOLE                     6335        0      450
INTUITIVE SURGICAL INC         COM NEW          46120E602   294420  2560175 SH       SOLE                  1756482        0   803693
IRON MTN INC                   COM              462846106   216430  5789989 SH       SOLE                  3984091        0  1805898
ISHARES TR                     RUSSELL1000GRW   464287614     1612    31861 SH       SOLE                    25561        0     6300
JOHNSON & JOHNSON              COM              478160104      419     7000 SH       SOLE                      400        0     6600
LOWES COS INC                  COM              548661107   874090 14407291 SH       SOLE                  9915850        0  4491441
MEDTRONIC INC                  COM              585055106   357606  7621601 SH       SOLE                  5211725        0  2409876
MICROSOFT CORP                 COM              594918104     3339   143316 SH       SOLE                    74356        0    68960
MOODYS CORP                    COM              615369105   603082 11073852 SH       SOLE                  7601485        0  3472367
NASDAQ 100 TR                  UNIT SER 1       631100104      365     9406 SH       SOLE                     1656        0     7750
PATTERSON COMPANIES INC        COM              703395103   236267  6764004 SH       SOLE                  4638436        0  2125568
PRICE T ROWE GROUP INC         COM              74144T108      485    12834 SH       SOLE                       34        0    12800
PROCTER & GAMBLE CO            COM              742718109      271     4877 SH       SOLE                      487        0     4390
QUALCOMM INC                   COM              747525103   783805 19560912 SH       SOLE                 13324607        0  6236305
RED HAT INC                    COM              756577102   405867 17344753 SH       SOLE                 11988720        0  5356033
ROCKWELL AUTOMATION INC        COM              773903109      432     6000 SH       SOLE                     6000        0        0
ROCKWELL COLLINS INC           COM              774341101      335     6000 SH       SOLE                     6000        0        0
SCHLUMBERGER LTD               COM              806857108   502315  7714868 SH       SOLE                  5434309        0  2280559
SPDR TR                        UNIT SER 1       78462F103      822     6460 SH       SOLE                     1050        0     5410
STARBUCKS CORP                 COM              855244109  1605180 42510069 SH       SOLE                 29283712        0 13226357
STRYKER CORP                   COM              863667101   325699  7734489 SH       SOLE                  5444197        0  2290292
TARGET CORP                    COM              87612E106     1626    33276 SH       SOLE                    17981        0    15295
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   677658 21451671 SH       SOLE                 14935287        0  6516384
VARIAN MED SYS INC             COM              92220P105   349937  7390440 SH       SOLE                  5059066        0  2331374
WALGREEN CO                    COM              931422109   653557 14575323 SH       SOLE                 10093257        0  4482066
YAHOO INC                      COM              984332106   690072 20911275 SH       SOLE                 14368468        0  6542807
ZIMMER HLDGS INC               COM              98956P102   277266  4887625 SH       SOLE                  3346738        0  1540887